CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net (loss) income	$ (1,966,000)	$ 3,995,000	$ 3,995,000	$ 10,803,000	$ 8,311,000
Non-cash items included in net (loss) income:
Depreciation and amortization of property and equipment	4,867,000	6,041,000	6,041,000	20,782,000	16,768,000
Amortization of route and customer acquisition costs and location contracts acquired	5,565,000	4,303,000	4,303,000	14,681,000	9,792,000
Amortization of debt issuance costs	472,000	205,000	655,000	394,000	284,000
Contributed capital, professional service fees paid by shareholder			2,891,000	0	0
Stock option compensation	1,060,000	128,000	2,236,000	453,000	804,000
(Gain) loss on disposal of property and equipment	(119,000)	(28,000)	100,000	61,000	338,000
Loss on write-off of route and customer acquisition costs and route and customer acquisition costs payable	291,000	89,000	342,000	516,000	395,000
Loss on debt extinguishment			1,141,000	0	0
Remeasurement of contingent consideration	(2,744,000)	86,000	6,723,000	852,000	0
Accretion of interest on route and customer acquisition costs payable, contingent consideration, and contingent stock consideration	604,000	162,000	1,623,000	912,000	695,000
Deferred income taxes			4,081,000	4,300,000	1,519,000
Changes in operating assets and liabilities, net of acquisition of businesses:
Prepaid expenses and other current assets	656,000	(2,802,000)	(3,507,000)	(491,000)	(3,825,000)
Income taxes receivable	0	(589,000)	(1,804,000)	(1,436,000)	(667,000)
Route and customer acquisition costs	(426,000)	(536,000)	(5,438,000)	(3,719,000)	(2,778,000)
Route and customer acquisition costs payable	131,000	(25,000)	(1,342,000)	(956,000)	(1,354,000)
Accounts payable and accrued expenses	(11,260,000)	6,911,000	(405,000)	(2,649,000)	3,222,000
Consideration payable			0	(196,000)	0
Other assets	40,000	(40,000)	(240,000)	36,000	(407,000)
Payments on consideration payable	(1,520,000)	0
Net cash (used in) provided by operating activities	(4,349,000)	17,900,000	45,565,000	44,343,000	33,097,000
Cash flows from investing activities:
Purchases of property and equipment	(3,855,000)	(5,579,000)	(20,796,000)	(23,246,000)	(23,626,000)
Proceeds from the sale of property and equipment	121,000	28,000	121,000	1,173,000	259,000
Payments for route acquisition costs			0	(80,000)	(2,374,000)
Purchase of investment in convertible notes			(30,000,000)	0	0
Business and asset acquisitions, net of cash acquired			(100,857,000)	(51,394,000)	(45,129,000)
Net cash used in investing activities	(3,734,000)	(5,551,000)	(151,532,000)	(73,547,000)	(70,870,000)
Cash flows from financing activities:
Proceeds from term loan			240,000,000	46,250,000	0
Payments on term loan	(3,000,000)	0	(115,625,000)	(11,625,000)	(9,000,000)
Proceeds from delayed draw term loans	65,000,000	7,750,000	169,000,000	75,000,000	60,000,000
Payments on delayed draw term loans	(750,000)	(2,750,000)	(159,000,000)	(59,000,000)	(9,000,000)
Net proceeds from line of credit	(8,000,000)	(13,500,000)	(8,500,000)	3,000,000	18,500,000
Payments for debt issuance costs	(325,000)	0	(9,374,000)	(533,000)	0
Payments for repurchase of common shares			0	(3,343,000)	(123,000)
Proceeds from exercise of stock options and warrants			3,583,000	396,000	1,584,000
Payments on consideration payable	(3,707,000)	(347,000)	(2,321,000)	(814,000)	(351,000)
Payments on capital lease obligation	0	(372,000)	(531,000)	(3,276,000)	(2,729,000)
Net increase in outstanding checks in excess of bank balance			0	67,000	200,000
Proceeds from capital infusion in reverse recapitalization			27,030,000	0	0
Tax withholding on share-based payments			(5,121,000)	0	0
Net cash provided by (used in) financing activities	49,218,000	(9,219,000)	139,141,000	46,122,000	59,081,000
Net increase in cash	41,135,000	3,130,000	33,174,000	16,918,000	21,308,000
Cash:
Beginning of period	125,403,000	92,229,000	92,229,000	75,311,000	54,003,000
End of period	166,538,000	$ 95,359,000	125,403,000	92,229,000	75,311,000
Supplemental disclosures of cash flow information:
Interest, net of amount of capitalized	3,737,000		2,670,000	8,719,000	6,224,000
Income taxes paid			1,759,000	1,594,000	0
Supplemental schedules of noncash investing and financing activities:
Purchases of property and equipment in accounts payable and accrued liabilities	$ 7,290,000		201,000	2,243,000	1,050,000
Reclassification of contingent stock consideration from liabilities to equity			0	2,575,000	890,000
Acquisition of businesses and assets:
Total identifiable net assets acquired			119,178,000	63,745,000	65,119,000
Less cash acquired			(8,861,000)	(3,633,000)	(4,926,000)
Less contingent consideration			(7,216,000)	(5,350,000)	(595,000)
Less promissory note			(2,244,000)	(3,368,000)	0
Less common stock consideration			0	0	(10,794,000)
Less contingent stock consideration			0	0	(3,675,000)
Cash purchase price			100,857,000	$ 51,394,000	$ 45,129,000
Scenario, Previously Reported [Member]
Cash flows from operating activities:
Net (loss) income			(5,864,000)
Non-cash items included in net (loss) income:
Depreciation and amortization of property and equipment			26,398,000
Amortization of route and customer acquisition costs and location contracts acquired			17,975,000
Supplemental disclosures of cash flow information:
Interest, net of amount of capitalized			12,024,000
Supplemental schedules of noncash investing and financing activities:
Purchases of property and equipment in accounts payable and accrued liabilities			$ 11,501,000